Leases - Schedule of Lease Liability (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 22, 2019
Leases [Abstract]
2019 (remaining three months)	$ 108
2020	436
2021	448
2022	461
2023	215
2024	15
Total undiscounted lease payments	1,683
Less: imputed interest	(227)
Total lease liability	1,456	$ 1,600
Total undiscounted lease payments	$ 1,683